Lease	6 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease

Note 13 — Lease

Non-cancellable Operating Lease

The Company entered into a lease arrangement for its office facility in May 2022. The lease started on May 20, 2022 and expired on June 3, 2024. The Company renewed the lease arrangement in May 2024. The new lease started on June 4, 2024 and will expire on June 3, 2025. The Company applied the short-term lease expedient for lease arrangements with a lease term of 12 months or less at commencement under ASC 842-20-25-2, and accordingly, no operating lease right-of-use assets and liabilities are recognized for the new lease.

The component of lease expense was as follows:

	For the six months ended December 31,
	2023	2024
	HKD	HKD	US$
Operating lease cost	$192,986	$210,000	$27,035

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of December 31, 2024 was as follows:

For the year ending December 31,	Amount (HKD)	Amount (US$)
2025	175,000	22,529